UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,259,660
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,665	1,871,909
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,615,785
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,713,123

		19,460,477
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	1,070	1,073,895
Arizona — 2.6%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	3,575	3,647,680
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,744,243
5.00%, 12/01/37	5,000	6,019,100

		18,411,023
California — 9.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,800,019
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,355,037
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 7/01/19 (b)	3,155	3,456,870
St. Joseph Health System, 5.00%, 7/01/33	2,560	2,925,030
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	305	337,641
5.25%, 8/15/49	770	846,861
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 2/01/36	670	762,239

Municipal Bonds	Par (000)	Value
California (continued)
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A (continued):
5.00%, 2/01/37	$505	$573,640
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,650	1,761,095
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 7/01/39	2,300	2,466,428
Loma Linda University Medical Center, 5.00%, 12/01/41 (a)	1,100	1,189,628
Loma Linda University Medical Center, 5.00%, 12/01/46 (a)	1,335	1,438,596
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 5/01/43	3,285	3,308,980
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,722,005
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	493,800
6.25%, 10/01/40	335	408,452
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.13%, 6/01/47	6,205	6,091,945
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,030
Various Purposes, 6.00%, 3/01/33	5,085	5,719,506
Various Purposes, 6.50%, 4/01/33	14,075	15,404,243
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,825,816
Sub-Series I-1, 6.38%, 11/01/19 (b)	2,385	2,674,014

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 6/01/25	$1,200	$1,208,472
5.00%, 6/01/37	1,775	1,778,195

		68,558,542
Colorado — 0.7%
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/47	460	508,194
University of Colorado, RB, Series A (b):
5.25%, 6/01/19	2,250	2,423,115
5.38%, 6/01/19	1,250	1,349,000
5.38%, 6/01/19	830	895,736

		5,176,045
Connecticut — 0.8%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,965,230
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/20 (b)	2,225	2,476,781

		5,442,011
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,482,024
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 6/01/55	2,430	2,714,772
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,614,771

		13,811,567
District of Columbia — 4.5%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 4/01/35	910	1,075,948
Issue, 5.00%, 4/01/42	1,050	1,227,923

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	$4,440	$4,937,724
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (c)	8,350	5,100,430
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (c)	15,000	8,758,050
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,602,340
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	13,410	7,485,596

		31,188,011
Florida — 5.7%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	3,130,324
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19 (b)	6,900	7,577,649
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	4,825	5,345,232
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (b)	2,155	2,263,655
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,790	3,103,819
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,307,623
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	6,150	7,632,088
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	3,614	2,675,197

		40,035,587
Georgia — 2.3%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	4,520	5,238,997

2	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	$1,075	$1,267,758
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,844,874
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/19	6,945	7,425,733

		15,777,362
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,016,570
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,017,300
Illinois — 16.1%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27 (f)	1,000	1,000,010
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,695	3,705,013
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	6,390	6,532,753
City of Chicago Illinois O’Hare International Airport, ARB, 3rd Lien, Series A:
5.75%, 1/01/21 (b)	2,940	3,395,024
5.75%, 1/01/39	560	635,163
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 1/01/21 (b)	3,390	3,900,500
5.63%, 1/01/35	810	914,223
Series C, 6.50%, 1/01/21 (b)	11,920	14,063,693
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,294,542
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	5,530	5,845,542

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$1,635	$1,753,897
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,168,202
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,534,496
Presence Health Network, Series C, 4.00%, 2/15/41	3,000	2,791,800
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	2,535	2,839,124
Series C, 5.00%, 1/01/36	5,435	6,152,855
Series C, 5.00%, 1/01/37	5,815	6,583,045
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	27,225	7,163,170
Series B (AGM), 5.00%, 6/15/50	12,435	12,819,739
Series B-2, 5.00%, 6/15/50	5,085	5,102,238
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,110,726
6.00%, 6/01/28	2,335	2,660,382
State of Illinois, GO:
5.50%, 7/01/38	4,000	4,248,240
5.00%, 2/01/39	3,195	3,273,309
Series A, 5.00%, 4/01/38	2,510	2,566,977
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)	1,275	1,375,585
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/44	2,045	2,227,169

		112,657,417
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	1,943,655
7.00%, 1/01/44	3,950	4,739,487
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,604,765

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$910	$973,564
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	3,015	3,236,391
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	840	909,518
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,819,893
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,117,659
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	2,230	2,388,085
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,580	2,919,657

		33,652,674
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	970	990,681
5.50%, 12/01/22	4,765	4,869,449
5.25%, 12/01/25	940	1,002,679
5.88%, 12/01/26 (a)	835	871,556
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,145	2,273,550
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 6/01/34	2,695	2,665,274

		12,673,189
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	4,785,763

Municipal Bonds	Par (000)	Value
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$2,055	$2,207,892
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	2,485	2,148,059

		4,355,951
Louisiana — 3.2%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (b)	1,610	1,714,489
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	9,101,070
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,342,580
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,168,785
5.25%, 5/15/31	1,750	1,857,818
5.25%, 5/15/32	2,240	2,406,947
5.25%, 5/15/33	2,430	2,599,930
5.25%, 5/15/35	1,025	1,104,171

		22,295,790
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,335,810
Maryland — 0.7%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 9/01/35	205	231,675
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,398	1,410,246
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	944,354
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,545	1,562,227

4	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$880	$1,014,297

		5,162,799
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	3,535	3,216,320
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,175,828
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	4,565	4,574,860
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	1,640	1,738,892

		13,705,900
Michigan — 4.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,995	9,996,143
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (b)	1,545	1,729,597
5.50%, 5/15/36	1,250	1,367,350
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,830	1,989,119
Henry Ford Health System, 4.00%, 11/15/46	3,015	3,045,210
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (b)	6,085	6,731,836
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 9/01/18 (b)	2,000	2,152,040

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	$6,365	$6,865,925

		33,877,220
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (b)	280	305,029
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	578,167
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	510	559,337

		1,137,504
Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,836,800
5.00%, 9/01/42	925	997,113
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	5,100	5,221,329

		8,055,242
New Jersey — 5.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,490	3,582,799
5.25%, 11/01/44	3,180	3,243,091
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	2,250	2,263,163
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,295	1,362,819
Continental Airlines, Inc. Project, 5.25%, 9/15/29	975	1,061,229
Kapkowski Road Landfill Project, Series B, 6.50%, 4/01/31	2,500	2,888,625

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	$1,355	$1,527,519
Series A, 5.00%, 1/01/43	1,835	2,060,448
Series E, 5.00%, 1/01/45	5,425	6,156,995
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	7,395	3,195,232
Transportation Program, Series AA, 5.00%, 6/15/44	1,360	1,410,320
Transportation Program, Series AA, 5.00%, 6/15/44	2,515	2,597,467
Transportation System, Series A, 5.50%, 6/15/41	3,630	3,767,940
Transportation System, Series B, 5.25%, 6/15/36	4,990	5,182,414

		40,300,061
New York — 8.1%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,235	4,755,863
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,700	3,805,006
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	465	498,613
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,070	3,985,263
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/39	1,945	2,281,446
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,830,331
5.25%, 11/15/39	1,765	2,072,287
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19 (b)	4,910	5,362,358
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,230	2,523,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$2,480	$2,687,402
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	8,145	8,821,035
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	705	774,471
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,760	1,952,667
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	1,525	1,672,620
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	2,949,502
6.00%, 12/01/42	1,485	1,664,848
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47 (g)	3,925	4,627,967

		56,264,679
North Carolina — 1.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,229,866
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (b)	2,000	2,147,040
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	2,970	3,289,186

6	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage (continued):
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$1,210	$1,332,646

		7,998,738
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	2,015	1,898,170
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	4,160	4,281,223
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,530,434
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	950,754
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 5/01/19 (b)	990	1,059,112
Series A, 5.00%, 5/01/39	1,850	1,912,863
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,685	1,830,331

		13,462,887
Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	5,504,835
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,325	1,424,229
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	4,095,207
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,765	1,960,527

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$3,210	$3,444,426
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,580,586

		19,009,810
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	3,870	3,838,266
5.63%, 5/15/43	3,690	3,620,739

		7,459,005
Rhode Island — 2.8%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35 (d)(e)	4,155	1,025,163
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	8,215	8,268,480
5.00%, 6/01/50	9,875	10,138,267

		19,431,910
South Carolina — 4.3%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	6,695	7,303,442
AMT, 5.25%, 7/01/55	2,690	3,024,044
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,153,188
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	9,550	10,679,287

		30,159,961
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	3,017,192
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	585	585,000

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	$1,440	$1,627,733

		5,229,925
Texas — 6.2%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (b)	4,365	5,103,907
Sub-Lien, 5.00%, 1/01/33	725	789,786
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20 (b)	1,415	1,586,498
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 7/15/30	3,600	3,901,860
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,223,008
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,200	2,364,032
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,753,247
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/23 (b)	485	625,315
6.38%, 1/01/33	460	521,861
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,793,342
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (b)	1,000	1,106,230
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	4,110	1,632,204
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/38	1,910	2,171,804

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	$6,000	$6,822,120
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	6,999,283

		43,394,497
Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	1,920	2,197,594
Virginia — 2.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19 (b)	2,195	2,371,610
5.50%, 5/15/35	4,075	4,368,318
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,270	3,624,435
6.00%, 1/01/37	3,900	4,419,597

		14,783,960
Washington — 3.0%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	3,895	3,935,703
Port of Seattle Washington, RB, Series C, AMT:
Intermediate Lien, 5.00%, 5/01/42 (g)	3,120	3,579,046
5.00%, 4/01/40	1,565	1,748,308
State of Washington, GO, Series D, 5.00%, 2/01/42	5,430	6,375,906
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,745	5,223,201

		20,862,164
Wisconsin — 3.6%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (b)	14,300	15,550,964

8	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$4,970	$5,361,139
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,790	3,908,210

		24,820,313
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	6,706,707
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/19 (b)	595	629,088

		7,335,795
Total Municipal Bonds — 114.7%		800,679,977

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	3,560	3,757,865
California — 8.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/29 (b)	6,582	7,095,066
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (b)(i)	5,310	5,580,598
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (b)	19,080	20,804,832
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,973	13,172,110
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/18 (b)	4,650	4,650,000

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/47	$6,494	$7,560,905
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	2,154	2,338,310

		61,201,821
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (b):
Series C-3, 5.10%, 4/29/18	7,490	7,725,111
Series C-7, 5.00%, 5/01/18	4,800	4,948,176
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	4,299	4,467,163
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	7,820	8,123,181

		25,263,631
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	12,681,711
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/18 (b)	6,398	6,682,243
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,214,724
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(i)	4,049	4,365,001
New York — 9.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	3,195	3,447,085
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,260	3,767,540

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$9,939	$11,572,424
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	24,519,018
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	13,081	15,098,368
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,281,496

		64,685,931
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	5,290	6,046,946
Wake Forest University, 5.00%, 1/01/19 (b)	3,120	3,297,809

		9,344,755
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	29,534,549
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,780,382
Texas — 4.2%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,060	5,748,059
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,781,125
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,243	7,081,087

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
University of Texas, Permanent University Fund, Refunding RB, Series B, 4.00%, 7/01/41	$7,900	$8,507,510

		29,117,781
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,303	7,762,675
Virginia — 2.5%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (b)	10,618	10,981,979
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,563,802

		17,545,781
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/19 (b)(i)	11,456	12,264,927
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.3%		295,203,777
Total Long-Term Investments (Cost — $1,014,302,257) — 157.0%		1,095,883,754

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (j)(k)	20,460,127	20,468,311
Total Short-Term Securities (Cost — $20,466,508) — 2.9%		20,468,311
Total Investments (Cost — $1,034,768,765*) — 159.9%		1,116,352,065
Liabilities in Excess of Other Assets — (0.2)%		(1,743,531)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.7)%		(165,470,195)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.0)%		(251,020,517)

Net Assets Applicable to Common Shares — 100.0%		$698,117,822

10	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$869,917,947

Gross unrealized appreciation	$87,174,861
Gross unrealized depreciation	(5,926,656)

Net unrealized appreciation	$81,248,205

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $23,445,917.

(j)	During the period ended July 31, 2017, investments in issuers considered to an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,666,834	18,793,293	20,460,127	$20,468,311	$2,291	$1,017	$1,636

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(60)	September 2017	$7,089	$(639)
10-Year U.S. Treasury Note	(108)	September 2017	$13,596	2,828
Long U.S. Treasury Bond	(108)	September 2017	$16,521	(44,026)
Ultra U.S. Treasury Bond	(45)	September 2017	$7,403	(61,121)
Total				$(102,958)

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

12	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,095,883,754	—	$1,095,883,754
Short-Term Securities	$20,468,311	—	—	20,468,311

Total	$20,468,311	$1,095,883,754	—	$1,116,352,065

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,828	—	—	$2,828
Liabilities:
Interest rate contracts	(105,786)	—	—	(105,786)

Total	$(102,958)	—	—	$(102,958)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(165,185,913)	—	$(165,185,913)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

Total	—	$(416,585,913)	—	$(416,585,913)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Fund, Inc.

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Fund, Inc.

Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield Fund, Inc.

Date: September 25, 2017